Schedule of defined benefit remeasurement reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at 1 July 2023	$ (4,779,266)	$ (2,826,208)
Income tax relating to the remeasurement	2,969
Balance	211,013,563	(4,779,266)
Reserve of remeasurements of defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Balance at 1 July 2023
Remeasurement gain on defined benefit obligations	11,797
Income tax relating to the remeasurement	(2,969)
Balance	$ 8,828